Property and equipment, net - Depreciation expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Property and equipment, net
Depreciation expense	$ 144	$ 304
Cost of revenues
Property and equipment, net
Depreciation expense	1	1
Research and development
Property and equipment, net
Depreciation expense	28	29
Sales and marketing expenses
Property and equipment, net
Depreciation expense	27	86
General and administrative expenses
Property and equipment, net
Depreciation expense	$ 88	$ 188